Notes to the statement of financial position (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets developed
Intangible assets developed as follows:

	In EUR k
Cost	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at January 1, 2016	48,512	55,900	64,571	17,200	40,387	226,570
Currency translation	—	—	233	—	1,037	1,270
Additions	—	—	—	—	2,672	2,672
Acquisition of a subsidiary	—	—	—	—	—	—
Disposals	—	—	—	—	(11)	(11)
As at December 31, 2016	48,512	55,900	64,804	17,200	44,085	230,501
As at January 1, 2017	48,512	55,900	64,804	17,200	44,085	230,501
Currency translation	—	—	(432)	—	(3,909)	(4,341)
Additions	—	390	—	—	632	1,022
Disposals	—	—	—	—	(66)	(66)
As at December 31, 2017	48,512	56,290	64,372	17,200	40,742	227,116

	In EUR k
Amortization	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at January 1, 2016	—	16,461	34,757	5,066	26,971	83,255
Currency translation	—	—	31	—	915	946
Amortization Expense	—	3,727	7,266	1,147	7,681	19,821
Impairment Segment Restructruing	—	—	—	—	(6)	(6)
Disposals	—	—	—	—	(11)	(11)
As at December 31, 2016	—	20,188	42,054	6,213	35,550	104,005
As at January 1, 2017	—	20,188	42,054	6,213	35,550	104,005
Currency translation	—	—	(25)	—	(3,194)	(3,219)
Amortization Expense	—	3,727	6,984	1,147	7,057	18,915
Disposals	—	—	—	—	(66)	(66)
As at December 31, 2017	—	23,915	49,013	7,360	39,347	119,635

	In EUR k
Net carrying value	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at December 31, 2016	48,512	35,712	22,750	10,987	8,535	126,496
As at December 31, 2017	48,512	32,375	15,359	9,840	1,395	107,481

Disclosure of property, plant and equipment developed

In years
Buildings	5-50
Plant and machinery	3-25
Furniture, fixtures and office equipment	3-25
Property, plant and equipment developed as follows:

	In EUR k
Cost	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	42,076	80,850	429,726	18,581	32,942	604,175
Currency translation	802	4,225	14,094	364	1,023	20,508
Additions	220	978	33,015	2,440	21,112	57,765
Disposals	—	(281)	(2,410)	(224)	(550)	(3,465)
Reclassifications	270	(586)	22,116	699	(22,499)	—
As at December 31, 2016	43,368	85,186	496,541	21,860	32,028	678,983
As at January 1, 2017	43,368	85,186	496,541	21,860	32,028	678,983
Currency translation	(1,313)	(4,594)	(27,248)	(564)	(1,293)	(35,012)
Additions	6	2,167	57,190	1,665	26,037	87,065
Disposals	(104)	(721)	(8,567)	(2,006)	(179)	(11,577)
Reclassifications	149	615	15,775	1,271	(17,810)	—
As at December 31, 2017	42,106	82,653	533,691	22,226	38,783	719,459

	In EUR k
Depreciation	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	—	22,026	184,408	11,885	—	218,319
Currency translation	—	1,312	5,415	217	—	6,944
Depreciation expense	—	4,622	51,346	2,496	—	58,464
Impairment Segment Restructuring	446	1,107	8,546	171	20	10,290
Disposals	—	(310)	(2,225)	(226)	—	(2,761)
As at December 31, 2016	446	28,757	247,490	14,543	20	291,256
As at January 1, 2017	446	28,757	247,490	14,543	20	291,256
Currency translation	—	(1,242)	(12,621)	(368)	—	(14,231)
Depreciation expense	—	5,776	59,122	2,969	—	67,867
Reversal of Impairment Segment Restructuring	—	—	(972)	—	—	(972)
Disposals	—	(353)	(7,444)	(1,996)	—	(9,793)
Reclassifications	—	(3)	20	(17)	—	—
As at December 31, 2017	446	32,935	285,595	15,131	20	334,127

	In EUR k
Carrying amount	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at December 31, 2016	42,922	56,429	249,051	7,317	32,008	387,727
As at December 31, 2017	41,660	49,718	248,096	7,095	38,763	385,332

The expected remaining depreciation per useful life range of the existing assets as at December 31, 2017 is as follows:

	In EUR k
Depreciation per useful life range	0-5 years	6-10 years	11-20 years	21 years and beyond	Total
Land rights and buildings	20,307	12,930	10,906	5,575	49,718
Plant and machinery	169,884	62,859	15,353	—	248,096
Other equipment, furniture and fixtures	6,058	951	86	—	7,095

Disclosure of trade receivables and other financial assets

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non‑current	Total	Thereof current	Thereof non‑current
Trade receivables	195,341	195,341	—	190,503	190,503	—
Receivables from hedges/ derivatives	2,964	757	2,207	2,826	1,599	1,227
Loans	574	—	574	1,357	593	764
Miscellaneous financial assets	2,678	2,487	191	3,259	3,072	187
Other financial assets	6,216	3,244	2,972	7,442	5,264	2,178
Total	201,557	198,585	2,972	197,945	195,767	2,178
The table below shows a comparison of the carrying amount to the fair value of each financial asset and financial liability as at December 31, 2017 and 2016:

	In EUR k
	2017	2016	2017	2016
	Carrying amount		Fair value
Loans and receivables
Trade receivables	195,341	190,503	195,341	190,503
Loans	574	1,357	574	1,357
Miscellaneous financial assets	2,678	3,259	2,678	3,259
Cash and cash equivalents	60,272	73,907	60,272	73,907
Total	258,865	269,026	258,865	269,026

Financial assets held for trading
Receivables from derivatives	2,964	2,826	2,964	2,826

Total financial assets	261,829	271,852	261,829	271,852

Liabilities measured at amortized cost
Term loan	558,569	618,059	570,528	630,581
Local Bank Loan	10,433	—	10,433	—
Trade payables	141,436	122,913	141,436	122,913
Other financial liabilities	97	202	97	202
Total	710,535	741,174	722,494	753,696

Liabilities held for trading
Liabilities from derivatives	4,330	863	4,330	863
Total financial liabilities	714,865	742,037	726,824	754,559

Disclosure of the aging of trade receivables
The aging of trade receivables is as follows:

	In EUR k
	As at Dec 31,
	2017	2016
Impaired receivables, net	4,353	2,497
Gross amount (before impairment losses and allowances)	8,706	9,773
Impairment provision (including allowances)	4,353	7,276
Unimpaired receivables	190,988	188,006
Not due	179,048	173,722
Past due by
Up to 3 months	11,476	13,888
3 to 6 months	394	150
6 to 9 months	37	70
9 to 12 months	4	53
More than 1 year	29	123
Total	195,341	190,503

Disclosure of provision of receivables
See below for the movements in the provision for impairment of receivables:

	In EUR k
	2017	2016
As at January 1,	7,276	5,814
Addition	3,780	4,585
Utilization	(680)	(28)
Unused amounts reversed	(5,736)	(3,099)
Currency translation	(287)	4
As at December 31,	4,353	7,276

Disclosure of current inventory

	In EUR k
	As at Dec 31,
	2017	2016
Raw materials, consumables and supplies	53,487	54,694
Work in process	9	34
Finished goods and merchandise	79,360	59,623
Total	132,856	114,351

Disclosure of impairment allowance on inventories
Impairment allowance on inventories as of December 31, 2017 and December 31, 2016 amounted to EUR 1,432k and EUR 4,208k, respectively, and developed as following:

	In EUR k
	2017	2016
As at January 1, 2017	4,208	3,399
Addition	1,432	4,175
Utilization	(3,528)	(3,283)
Release	(680)	(83)
As at December 31, 2017	1,432	4,208

Disclosure of other non-financial assets

	In EUR k			In EUR k
	As at Dec 31,			As at Dec 31,
	2017			2016
	Total	Thereof current	There of non‑current	Total	Thereof current	There of non‑current
Miscellaneous other receivables	28,248	28,044	204	21,876	20,921	955
Prepaid expenses	4,206	1,172	3,034	2,967	1,064	1,903
Total	32,454	29,216	3,238	24,843	21,985	2,858

Disclosure of treasury shares repurchased
The following table sets forth the numbers and average prices of the shares repurchased during the year ended December 31, 2016:

Period	Total Number of Shares Purchased	Average Price Paid per Share in US-Dollar	Maximum approximate Dollar Value of shares that may yet be purchased under the Program as of December 31, 2016
January 1, 2016 – January 31, 2016	104,438	$11.1647	$18,833,978
February 1, 2016 – February 29, 2016	199,874	$12.3170	$16,372,123
March 1, 2016 – March 31, 2016	10,600	$12.9293	$16,235,072
April 1, 2016 – December, 2016	—	$0.0000	$16,235,072
Total	314,912	$11.9555	$16,235,072

Disclosure of pension provisions
The present value of the defined benefit obligation developed as follows:

	In EUR k
	2017	2016
Present value of defined benefit obligation at the beginning of the period	61,379	50,589
Actuarial (gain)/ loss	(661)	10,544
Current service cost	684	712
Interest cost	1,525	1,541
Benefits paid	(2,137)	(827)
Other adjustments	128	(1,874)
Currency translation	(162)	694
Present value of defined benefit obligation at the end of the period	60,756	61,379
The fair value of plan assets developed as follows:

	In EUR k
	2017	2016
Fair value of plan assets at the beginning of the period	6,643	5,595
Expected return on plan assets	159	136
Employer contributions	888	1,006
Employee contributions	—	50
Actuarial gain/(loss)	(68)	(30)
Benefits paid	(1,338)	(176)
Currency translation	(52)	62
Fair value of plan assets	6,232	6,643
Financing as at December 31, 2017 and 2016 was as follows:

	In EUR k
	As at Dec 31,
	2017	2016
Defined benefit obligation	60,756	61,379
Fair value of plan assets	(6,232)	(6,643)
Pension provision	54,524	54,736
In 2017 and 2016, pension provisions developed as follows:

	In EUR k
	2017	2016
At the beginning of the period	54,736	44,994
Actuarial (gain)/ loss	(593)	10,574
Net pension expense	2,178	243
Net (contribution)/return into/from plan assets	450	(880)
Net benefits paid	(2,137)	(827)
Exchange difference	(110)	632
Pension provisions at the end of the period	54,524	54,736

Disclosure of assumptions used pension and post-retirement benefits

	In EUR k
	2017	2016
At the beginning of the period	54,736	44,994
Actuarial (gain)/ loss	(593)	10,574
Net pension expense	2,178	243
Net (contribution)/return into/from plan assets	450	(880)
Net benefits paid	(2,137)	(827)
Exchange difference	(110)	632
Pension provisions at the end of the period	54,524	54,736

The weighted averages in the table below were used in the actuarial valuation of the assumptions underlying the obligations:

Assumptions	As at Dec 31,
	2017	2016
Discount rate	1.90%	1.90%
Mortality	Heubeck Richttafeln 2005G	Heubeck Richttafeln 2005G
Future pension increase	1.5%	1.5%

Disclosure of sensitivity analysis for assumptions
A quantitative sensitivity analysis for the significant assumptions as at December 31, 2017 is shown below:

	In EUR k
	As at Dec 31,
	2017
	Discount Rate		Pension Trend		Mortality
Sensitivity level	1.40%	2.40%	1.00%	2.00%	+ 2 Years
Impact on defined benefit obligation	(5,515)	4,751	7,179	(7,931)	(3,444)
A quantitative sensitivity analysis for the significant assumptions as at December 31, 2016 is shown below:

	In EUR k
	As at Dec 31,
	2016
	Discount Rate		Pension Trend		Mortality
Sensitivity level	1.40%	2.40%	1.00%	2.00%	+ 2 Years
Impact on defined benefit obligation	(5,708)	4,896	6,954	(7,715)	(3,435)

Disclosure of pension expense
The total pension expense for continuing operations breaks down as follows:

	In EUR k
	2017	2016	2015
Current service cost	684	712	762
Interest expense	1,525	1,541	1,485
Return on plan assets	(159)	(136)	(160)
Past service cost/(income) and other adjustments	128	(1,874)	(1,247)
Net pension expense/(income)	2,178	243	840

Disclosure of other provisions by type of provision

	In EUR k			In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non-current	Total	Thereof current	Thereof non-current
Personnel provisions	31,804	23,805	7,999	34,195	24,628	9,567
Provisions for sales and procurement	2,822	2,822	—	2,749	2,749	—
Provisions for environmental protection measures	1,640	431	1,209	1,686	507	1,179
Provisions for restoration	1,918	—	1,918	3,001	—	3,001
Restructuring provision related to Rubber footprint	7,268	7,268	—	15,819	15,819	—
Other provisions	15,262	15,262	—	16,353	16,353	—
Total	60,714	49,588	11,126	73,803	60,056	13,747
Other provisions as at December 31, 2017 and 2016 developed as follows:

	In EUR k
	Personnel provisions	Provisions for sales and procure-ment	Provisions for environ- mental protection measures	Provisions for restoration	Restructuring provision related to Rubber footprint	Other provisions	Total
As at Dec 31, 2016	34,195	2,749	1,686	3,001	15,819	16,353	73,803
Currency translation	(1,078)	(125)	5	(393)	—	(743)	(2,334)
Additions	21,250	2,799	122	—	2,000	7,615	33,786
Utilization	(22,405)	(2,597)	(255)	(730)	(10,551)	(6,897)	(43,435)
Reversals	(248)	(4)	(1)	—	—	(1,066)	(1,319)
Unwinding of the discount/change in interest rate	90	—	83	40	—	—	213
As at Dec 31, 2017	31,804	2,822	1,640	1,918	7,268	15,262	60,714

	In EUR k
	Personnel provisions	Provisions for sales and procure-ment	Provisions for environ-mental protection measures	Provisions for restoration	Restructuring provision related to Rubber footprint	Other provisions	Total
As at Dec 31, 2015	35,579	2,670	1,691	3,070	—	10,503	53,513
Currency translation	245	94	(3)	101	—	883	1,320
Additions	21,695	2,803	98	159	15,960	12,476	53,191
Utilization	(23,329)	(2,761)	(100)	(329)	(141)	(6,988)	(33,648)
Reversals	(133)	(57)	—	—	—	(521)	(711)
Unwinding of the discount/change in interest rate	138	—	—	—	—	—	138
As at Dec 31, 2016	34,195	2,749	1,686	3,001	15,819	16,353	73,803

Disclosure of trade payables, other financial liabilities

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non-current	Total	Thereof current	Thereof non-current
Term Loan	558,569	5,007	553,562	618,059	4,526	613,533
Local bank loans	10,433	15	10,418	—	—	—
Liabilities from derivatives	4,330	774	3,556	863	863	—
Other financial liabilities	97	52	45	202	76	126
Total financial liabilities	573,429	5,848	567,581	619,124	5,465	613,659

Trade payables	141,436	141,436	—	122,913	122,913	—

Total	714,865	147,284	567,581	742,037	128,378	613,659
The table below shows a comparison of the carrying amount to the fair value of each financial asset and financial liability as at December 31, 2017 and 2016:

	In EUR k
	2017	2016	2017	2016
	Carrying amount		Fair value
Loans and receivables
Trade receivables	195,341	190,503	195,341	190,503
Loans	574	1,357	574	1,357
Miscellaneous financial assets	2,678	3,259	2,678	3,259
Cash and cash equivalents	60,272	73,907	60,272	73,907
Total	258,865	269,026	258,865	269,026

Financial assets held for trading
Receivables from derivatives	2,964	2,826	2,964	2,826

Total financial assets	261,829	271,852	261,829	271,852

Liabilities measured at amortized cost
Term loan	558,569	618,059	570,528	630,581
Local Bank Loan	10,433	—	10,433	—
Trade payables	141,436	122,913	141,436	122,913
Other financial liabilities	97	202	97	202
Total	710,535	741,174	722,494	753,696

Liabilities held for trading
Liabilities from derivatives	4,330	863	4,330	863
Total financial liabilities	714,865	742,037	726,824	754,559

Disclosure of temporary difference, unused tax losses and unused tax credits
The following tax loss and interest carryforwards were recognized as at December 31, 2017 and 2016 (gross amounts):

	In EUR k
	As at Dec 31,
	2017	2016
Corporate income tax loss carryforwards	95,515	86,384
Trade tax loss carryforwards	—	40,370
Total	95,515	126,754
No deferred tax assets were recognized for the following items (gross amounts):

	In EUR k
	As at Dec 31,
	2017	2016
Deductible temporary differences	28,366	28,449
Corporate income tax loss carryforwards	104,772	154,009
Trade tax loss carryforwards	213	2,353
Interest carryforwards for tax purposes	20,535	17,771
Total	153,886	202,582

Deferred tax assets	In EUR k
	As at Dec 31,
	2017	2016
Assets
Intangible assets	1,004	1,062
Property, plant and equipment	1,928	2,796
Financial assets	6,094	18,773
Inventories	1,825	2,577
Receivables, other assets	2,320	1,999
Liabilities
Provisions	16,710	18,542
Liabilities	21,939	39,106
Other
Loss carryforwards	15,807	20,593
Total deferred tax assets	67,627	105,448
Netting with deferred tax liabilities	(31,318)	(44,493)
Deferred tax assets (net)	36,309	60,955

Deferred tax liability	In EUR k
	As at Dec 31,
	2017	2016
Assets
Intangible assets	684	1,198
Property, plant and equipment	27,336	45,858
Financial assets	5,527	20,233
Receivables, other assets	11,321	14,795
Liabilities
Provisions	5,677	5,129
Liabilities	1,719	1,837
Total deferred tax liabilities	52,264	89,050
Netting with deferred tax assets	(31,318)	(44,493)
Deferred tax liabilities (net)	20,946	44,557
Net deferred tax	(15,363)	(16,398)